Gabelli Capital Asset Fund
Schedule of Investments
September 30, 2022 (Unaudited)
1
Shares
Market
Value
Common Stocks — 99.5%
Aerospace and Defense — 7.3%
38,000
Aerojet Rocketdyne Holdings Inc.† $ 1,519,620
10,600
HEICO Corp. 1,526,188
2,400
Honeywell International Inc. 400,728
27,000
Kaman Corp. 754,110
4,200,646
Agriculture — 0.4%
2,500
Archer-Daniels-Midland Co. 201,125
300
Bunge Ltd. 24,771
225,896
Automobiles and Components — 0.4%
1,000
BorgWarner Inc. 31,400
5,500
Dana Inc. 62,865
2,299
Garrett Motion Inc.† 12,990
25,000
Iveco Group NV† 119,321
226,576
Building and Construction — 2.4%
12,500
Griffon Corp. 369,000
9,500
Herc Holdings Inc. 986,860
1,355,860
Commercial and Professional Services — 1.2%
5,000
Rollins Inc. 173,400
3,400
Waste Management Inc. 544,714
718,114
Consumer Durables — 4.3%
2,900
Cavco Industries Inc.† 596,704
9,000
Skyline Champion Corp.† 475,830
22,200
Sony Group Corp., ADR 1,421,910
2,494,444
Consumer Services — 1.0%
6,800
Boyd Gaming Corp. 324,020
11,500
Canterbury Park Holding Corp. 256,105
580,125
Consumer Staples — 10.5%
29,200
Brown-Forman Corp., Cl. A 1,972,752
4,000
Campbell Soup Co. 188,480
37,000
Danone SA, ADR 348,355
13,400
Diageo plc, ADR 2,275,454
12,500 Fomento Economico Mexicano SAB de
CV, ADR 784,375
5,000
National Beverage Corp. 192,700
2,500
The Coca-Cola Co. 140,050
3,399
Tootsie Roll Industries Inc. 113,119
6,015,285
Diversified Industrial — 3.8%
10,600
Crane Holdings Co. 927,924
1,100
EnPro Industries Inc. 93,478
14,000
ITT Inc. 914,760
16,000
L.B. Foster Co., Cl. A† 156,160
Shares
Market
Value
1,700
Textron Inc. $ 99,042
2,191,364
Electrical Equipment — 4.3%
12,000
AMETEK Inc. 1,360,920
13,000
Franklin Electric Co. Inc. 1,062,230
300
Rockwell Automation Inc. 64,533
2,487,683
Energy — 2.7%
1,700
Chevron Corp. 244,239
4,000
ConocoPhillips 409,360
4,400
Devon Energy Corp. 264,572
6,500
Dril-Quip Inc.† 126,880
3,000
Exxon Mobil Corp. 261,930
35,000
RPC Inc. 242,550
1,549,531
Entertainment — 3.4%
66,000
Paramount Global, Cl. A 1,421,640
2,500
The Walt Disney Co.† 235,825
14,000
Vivendi SE 109,381
15,000
Warner Bros Discovery Inc.† 172,500
1,939,346
Financials — 14.4%
8,400
American Express Co. 1,133,244
6,000
Bank of America Corp. 181,200
33,000
Indus Realty Trust Inc., REIT 1,728,210
3,500
JPMorgan Chase & Co. 365,750
1,300
Marsh & McLennan Companies Inc. 194,077
12,000
Morgan Stanley 948,120
3,500
PROG Holdings Inc.† 52,430
7,900
Ryman Hospitality Properties Inc., REIT 581,361
11,500
State Street Corp. 699,315
37,000
The Bank of New York Mellon Corp. 1,425,240
24,000
Wells Fargo & Co. 965,280
8,274,227
Health Care — 1.3%
11,000
Henry Schein Inc.† 723,470
Information Technology — 7.0%
14,500
Corning Inc. 420,790
45,000
CTS Corp. 1,874,250
3,500
Diebold Nixdorf Inc.† 8,540
4,000
EchoStar Corp., Cl. A† 65,880
10,500
Texas Instruments Inc. 1,625,190
3,994,650
Machinery — 10.8%
18,000
CIRCOR International Inc.† 296,820
125,000
CNH Industrial NV 1,396,250
1,800
Deere & Co. 601,002
10,000
Flowserve Corp. 243,000
21,300
Graco Inc. 1,276,935
2,200
IDEX Corp. 439,670
2,200
Snap-on Inc. 442,970

Gabelli Capital Asset Fund
Schedule of Investments (Continued)
September 30, 2022 (Unaudited)
Shares
Market
Value
Common Stocks (Continued)
Machinery (Continued)
8,000
The Eastern Co. $ 138,800
74,010
The L.S. Starrett Co., Cl. A† 653,508
1,200
Watts Water Technologies Inc., Cl. A 150,876
6,200
Xylem Inc. 541,632
6,181,463
Materials — 6.7%
9,700
Ampco-Pittsburgh Corp.† 35,696
36,000
Freeport-McMoRan Inc. 983,880
1,800
International Flavors & Fragrances Inc. 163,494
68,500
Myers Industries Inc. 1,128,195
36,200
Newmont Corp. 1,521,486
400
Sensient Technologies Corp. 27,736
3,860,487
Media — 7.7%
3,000
AMC Networks Inc., Cl. A† 60,900
10,000
Cogeco Inc. 398,885
12,000
DISH Network Corp., Cl. A† 165,960
6,000
Fox Corp., Cl. A 184,080
116,000
Grupo Televisa SAB, ADR 624,080
1,500
Liberty Broadband Corp., Cl. A† 111,900
1,800
Liberty Broadband Corp., Cl. C† 132,840
5,000
Liberty Global plc, Cl. A† 77,950
12,000
Liberty Global plc, Cl. C† 198,000
12,500
Liberty Latin America Ltd., Cl. A† 77,375
269
Liberty Latin America Ltd., Cl. C† 1,654
7,000 Liberty Media Corp.-
Liberty Braves, Cl. A† 197,050
2,000 Liberty Media Corp.-
Liberty Braves, Cl. C† 55,000
1,500 Liberty Media Corp.-
Liberty Formula One, Cl. A† 78,780
1,500 Liberty Media Corp.-
Liberty Formula One, Cl. C† 87,750
1,098 Liberty Media Corp.-
Liberty SiriusXM, Cl. C† 41,406
12,144 Madison Square Garden Entertainment
Corp.† 535,429
6,700
Madison Square Garden Sports Corp.† 915,622
26,000
Sinclair Broadcast Group Inc., Cl. A 470,340
4,415,001
Publishing — 0.5%
24,000
The E.W. Scripps Co., Cl. A† 270,480
Retailing — 2.6%
9,700
CVS Health Corp. 925,089
2,000
Ingles Markets Inc., Cl. A 158,420
31,000
Sally Beauty Holdings Inc.† 390,600
1,474,109
Telecommunication Services — 2.6%
10,000
Millicom International Cellular SA, SDR† 115,565
8,500
Rogers Communications Inc., Cl. B 327,590
22,000
Telephone and Data Systems Inc. 305,800
Shares
Market
Value
28,000
United States Cellular Corp.† $ 728,840
1,477,795
Transportation — 2.0%
13,500
GATX Corp. 1,149,525
Utilities — 2.2%
20,500
National Fuel Gas Co. 1,261,775
Total Common Stocks 57,067,852
Closed-End Funds — 0.1%
7,500
Altaba Inc., Escrow†
28,500
Convertible Preferred Stocks — 0.0%
Automobiles and Components — 0.0%
2,300
Garrett Motion Inc., Ser. A, 11.000% 16,353
Warrants — 0.0%
Materials — 0.0%
6,000
Ampco-Pittsburgh Corp., expire 08/01/25† 1,619
Principal
Amount
U.S. Government Obligations — 0.4%
U.S. Treasury Bill
$ 250,000
3.064%††, 12/15/22 248,583
TOTAL INVESTMENTS — 100.0%
(Cost $28,856,602) $ 57,362,907
† Non-income producing security.
†† Represents annualized yield at date of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt